Statements of Partners' Equity (Deficit) (USD $)	General Partner [Member]	Limited Partner [Member]	Total
Partners' equity (deficit) at Mar. 31, 2010	$ 41,771	$ 330,944	$ 372,715
Net Income (Loss)	2,498	247,328	249,826
Partners' equity (deficit) at Mar. 31, 2011	44,269	578,272	622,541
Net Income (Loss)	(2,107)	(208,553)	(210,660)
Partners' equity (deficit) at Mar. 31, 2012	42,162	369,719	411,881
Net Income (Loss)	89	8,817	8,906
Contributions (Note 7)	55,483		55,483
Partners' equity (deficit) at Mar. 31, 2013	$ 97,734	$ 378,536	$ 476,270